Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 19,357	$ 8,802	$ 41,598	$ 22,875
Other comprehensive income, net of tax	0	0	0	0
Comprehensive income	$ 19,357	$ 8,802	$ 41,598	$ 22,875